Deposits - Summary of Deposits payable on a fixed (Detail) - CAD ($) $ in Millions	Apr. 30, 2023	Oct. 31, 2022
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 402,080
Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	357,219	$ 315,258
Canada
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	287,000
Canada | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	249,483	230,475
United States
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	73,597
United States | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	66,242	50,542
Other Countries [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	41,483
Other Countries [member] | Deposits more than one hundred thousand dollar [member]
Disclosure of deposits payable to customers on a fixed date [line items]
Deposits booked payable on a fixed date	$ 41,494	$ 34,241